Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-current Assets
Schedule of long-term time deposits and held-to-maturity debt securities by contractual maturity date

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$

Due in 1 year through 2 years	40,641,146	49,741,549	7,112,947
Due in 2 years through 3 years	16,668,409	20,554,711	2,939,284
	57,309,555	70,296,260	10,052,231

Schedule of contractual maturity date of the investments

	As of December 31, 2024
		Gross	Gross	Fair Value
	Amortized	Unrealized	Unrealized	(Net Carrying
	Cost	Gains	Losses	Amount)
	RMB	RMB	RMB	RMB

Due in 1 year through 5 years	20,635,590	396,362	—	21,031,952
Due in 5 years through 10 years	2,607,675	215,569	—	2,823,244
	23,243,265	611,931	—	23,855,196

	As of December 31, 2025
				Fair Value	Fair Value
		Gross	Gross	(Net	(Net
	Amortized	Unrealized	Unrealized	Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$

Due in 1 year through 5 years	29,229,334	137,680	(1,810)	29,365,204	4,199,168
Due in 5 years through 10 years	2,607,255	177,666	—	2,784,921	398,239
	31,836,589	315,346	(1,810)	32,150,125	4,597,407